SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Allowance of expected credit loss	$ 63,808	$ 32,658
Property, plant and equipment	108,809	85,753
Total deferred tax assets	$ 172,617	$ 118,411